CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 38,706	$ 10,225	$ 12,893
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(315)	49	(185)
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	242	697	445
Less: reclassification adjustment for net gain (loss) included in net income (loss)	(167)	(764)	(272)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Total	75	(67)	173
Other comprehensive loss	(240)	(18)	(12)
Comprehensive income	$ 38,466	$ 10,207	$ 12,881